                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information modifies certain information contained in the fund's Prospectus and Statement of Additional Information.

Effective December 12, 2002, the fund has replaced its previous performance benchmark, the Russell 2000 Growth Index, with the Russell MidCap Growth Index. The fund now compares its performance to the Russell MidCap Growth Index and the MSCI World Index. The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The fund has replaced the Russell 2000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the fund is included.

The following information replaces information on pages 9 and 10 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

         PERIOD ENDED             ONE YEAR    FIVE YEARS   TEN YEARS      LIFE OF      INCEPTION
           12/31/01                 2001      1997-2001    1992-2001        FUND          DATE
 INTERNATIONAL FOCUS FUND         -20.84%          N/A          N/A         5.75%        3/31/97
 MSCI EUROPE, AUSTRALASIA AND
 FAR EAST INDEX(1)                -21.44%          N/A          N/A         1.28%
 EMERGING MARKETS FUND            -10.24%       -8.78%          N/A        -2.90%       12/30/94
 MSCI EMERGING MARKETS FREE
 INDEX(2)                          -2.38%       -5.74%          N/A        -4.06%
 GLOBAL POST-VENTURE CAPITAL
 FUND                             -27.14%       13.81%          N/A        13.23%        9/30/96
 RUSSELL 2000 GROWTH INDEX(3)      -9.23%        2.87%          N/A        15.50%
 LIPPER GLOBAL FUNDS INDEX(4)     -15.76%        6.13%          N/A        41.26%
 MSCI WORLD INDEX(5)              -17.83%        4.12%          N/A        38.35%
 RUSSELL MIDCAP GROWTH INDEX(6)   -38.30%       10.37%          N/A         9.15%

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of equities of companies from developed markets outside of North America that includes reinvestment of dividends.
(2) The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of emerging market equity performance. The index is "free" because it only reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
(3) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(4) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
(5) The Morgan Stanley Capital International World Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of securities listed on the stock exchanges of all developed countries.
(6) Effective December 12, 2002, the Global Post-Venture Capital Fund replaced the Russell 1000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the Global Post-Venture Capital Fund is included. The Russell MidCap Growth Index measures the performance of these companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Dated: December 20, 2002                                           WPISF-16-1202
                                                                        2002-040

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information modifies certain information contained in the fund's Prospectus and Statement of Additional Information.

Effective December 12, 2002, the fund has replaced its previous performance benchmark, the Russell 2000 Growth Index, with the Russell MidCap Growth Index. The fund now compares its performance to the Russell MidCap Growth Index and the MSCI World Index. The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The fund is replacing the Russell 2000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the fund is included.

The following information replaces information on page 9 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

------------------------------------------------------------------------------------------------
                                  ONE YEAR    FIVE YEARS   TEN YEARS     LIFE OF     INCEPTION
    PERIOD ENDED 12/31/01:          2001      1997-2001    1992-2001       FUND         DATE
------------------------------------------------------------------------------------------------
 GLOBAL POST-VENTURE CAPITAL
 FUND                             -27.41%       13.49%          N/A       12.91%      9/30/96
------------------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX(1)      -9.23%        2.87%          N/A       15.50%
------------------------------------------------------------------------------------------------
 LIPPER GLOBAL FUNDS INDEX(2)     -15.76%        6.13%          N/A       41.26%
------------------------------------------------------------------------------------------------
 MSCI WORLD INDEX(3)              -17.83%        4.12%          N/A       38.35%
------------------------------------------------------------------------------------------------
 RUSSELL MIDCAP GROWTH INDEX(4)   -38.30%       10.37%          N/A        9.15%
------------------------------------------------------------------------------------------------

(1) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(2) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.

(3) The Morgan Stanley Capital International World Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of securities listed on the stock exchanges of all developed countries.
(4) Effective December 12, 2002, the fund replaced the Russell 2000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the fund is included. The Russell MidCap Growth Index measures the performance of these companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Dated: December 20, 2002                                           ADGPV-16-1202
                                                                        2002-041

   SUPPLEMENT TO THE CLASS A, B AND C PROSPECTUS AND STATEMENT OF ADDITIONAL
                                  INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information modifies certain information contained in the fund's Prospectus and Statement of Additional Information.

Effective December 12, 2002, the fund has replaced its previous performance benchmark, the Russell 1000 Growth Index, with the Russell MidCap Growth Index. The fund now compares its performance to the Russell MidCap Growth Index and the MSCI World Index. The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The fund has replaced the Russell 2000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the fund is included.

The following information replaces information on page 7 of the fund's prospectus:

                        AVERAGE ANNUAL TOTAL RETURNS(1)

                              ONE YEAR  THREE YEARS  FIVE YEARS  LIFE OF  INCEPTION
  PERIOD ENDED 12/31/01:        2001     1999-2001    1997-2001    FUND      DATE
  GLOBAL POST-VENTURE CAPITAL
    FUND                       -27.14%     13.71%      13.81%     13.23%   9/30/96
  ----------------------------------------------------------------------------------
  RUSSELL 2000 GROWTH
    INDEX(2)                    -9.23%      0.25%       2.87%     15.50%
  ----------------------------------------------------------------------------------
  LIPPER GLOBAL FUNDS
    INDEX(3)                   -15.76%      1.00%       6.13%     41.26%
  ----------------------------------------------------------------------------------
  MSCI WORLD INDEX(4)          -17.83%     -4.44%       4.12%     38.35%
  ----------------------------------------------------------------------------------
  RUSSELL MIDCAP GROWTH
    INDEX(5)                   -38.30%      2.15%      10.37%      9.15%
  ----------------------------------------------------------------------------------

(1) Performance for Classes A, B and C shares is not provided because these classes do not have a full calendar year of performance. Although Common Class shares are not offered in this prospectus, they are invested in the same portfolio. Common Class shares' annual returns differ to the extent that the classes have different fees and expenses. The returns shown have not been restated to reflect these different fees and expenses or the imposition of sales loads applicable to the Class A, B and C shares.

(2) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

(3) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.

(4) The Morgan Stanley Capital International World Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of securities listed on the stock exchanges of all developed countries.

(5) Effective December 12, 2002, the fund replaced the Russell 2000 Growth Index with the Russell MidCap Growth Index because the Russell MidCap Growth Index represents a better approximation of performance for the category of products in which the fund is included. The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Dated: December 20, 2002                                           CSGPV-16-1202
                                                                        2002-037